Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Revenue	$ 1,681,533	$ 164,428
Direct costs of revenue	(891,919)	(461,290)
Other operating overheads	(4,530,950)	(6,997,684)
Provision for impairment in value of miners	(7,364,650)	(11,889,000)
Change in value of digital assets	92,115	(76,681)
Loss from operations	(11,013,871)	(19,260,227)
Administrative and general overheads	(1,469,403)	(1,666,824)
Loss on disposal of fixed assets	(83,125)
Gain on divestment of entire equity interest in subsidiary		406,938
Write-off of an investment associated with the divestment		(1,000,001)
Finance expenses	(18,851)
Loss before tax	(12,585,250)	(21,520,114)
Foreign exchange adjustment	(20,053)
Comprehensive loss for the year	$ (12,605,303)	$ (21,520,114)
Basic loss per ordinary share	$ (0.355)	$ (0.629)
Diluted loss per ordinary share	$ (0.355)	$ (0.629)
Basic average number of ordinary shares outstanding	35,554,677	34,221,334
Diluted average number of ordinary shares outstanding	35,554,677	34,221,334